General and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Detailed Information About General and Administrative Expenses

(in €‘000)	2021	2020	2019
Employee benefits expenses	105,025	23,549	21,977
Depreciation of property, plant and equipment	5,623	4,309	4,406
Impairments of property, plant and equipment	354	466	272
Reversal of impairments of property, plant and equipment	(381)	—	—
Depreciation of right-of-use assets	3,316	1,652	1,072
Amortization of intangible assets	2,720	3,737	2,338
IT costs	1,625	2,786	2,638
Housing and facility costs	337	496	553
Travelling costs	7	81	716
Legal, accounting and consulting fees	208,945	9,134	4,451
Other costs	9,880	1,258	776
Total	337,451	47,468	39,199